Schedule of Investments (unaudited) January 31, 2020	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.8%
Boeing Co. (The)	379,775	$120,870,989
BWX Technologies Inc.	32,255	2,051,096
General Dynamics Corp.	161,377	28,311,981
HEICO Corp.	1,824	223,312
HEICO Corp., Class A	3,495	336,044
Hexcel Corp.	22,092	1,639,668
Huntington Ingalls Industries Inc.	20,305	5,299,605
L3Harris Technologies Inc.	102,220	22,624,353
Lockheed Martin Corp.	186,869	80,002,356
Northrop Grumman Corp.	72,051	26,988,143
Raytheon Co.	145,937	32,243,321
United Technologies Corp.	490,122	73,616,325

		394,207,193

Air Freight & Logistics — 1.0%
CH Robinson Worldwide Inc.	107,853	7,789,144
Expeditors International of Washington Inc.	69,464	5,073,651
FedEx Corp.	118,574	17,150,543
United Parcel Service Inc., Class B	694,887	71,934,702

		101,948,040

Airlines — 0.4%
Alaska Air Group Inc.	78,155	5,048,031
Delta Air Lines Inc.	511,736	28,524,165
Southwest Airlines Co.	195,262	10,735,505

		44,307,701

Auto Components — 0.2%
Autoliv Inc.	70,834	5,428,009
BorgWarner Inc.	96,738	3,317,146
Gentex Corp.	125,081	3,723,661
Goodyear Tire & Rubber Co. (The)	280,399	3,681,639
Lear Corp.	39,909	4,915,991

		21,066,446

Automobiles — 0.1%
Harley-Davidson Inc.	189,289	6,322,253
Thor Industries Inc.	39,043	3,143,742

		9,465,995

Banks — 11.4%
Associated Banc-Corp.	163,286	3,254,290
Atlantic Union Bankshares Corp.	66,028	2,224,483
BancFirst Corp.	11,679	675,046
BancorpSouth Bank	69,444	1,984,015
Bank of America Corp.	5,425,237	178,110,531
Bank OZK	120,671	3,279,838
Banner Corp.	21,068	1,086,055
BOK Financial Corp.	23,924	1,887,604
Cathay General Bancorp.	76,368	2,753,830
CenterState Bank Corp.	68,128	1,536,968
Citigroup Inc.	1,840,590	136,958,302
Citizens Financial Group Inc.	497,781	18,557,276
Columbia Banking System Inc.	53,334	2,064,026
Comerica Inc.	173,510	10,611,872
Commerce Bancshares Inc.	45,460	3,075,824
Community Bank System Inc.	30,803	2,041,315
Cullen/Frost Bankers Inc.	51,548	4,596,020
CVB Financial Corp.	130,955	2,719,935
First Financial Bankshares Inc.	56,618	1,897,835
First Horizon National Corp.	326,924	5,230,784
First Interstate BancSystem Inc., Class A	31,553	1,214,790

Security	Shares	Value

Banks (continued)
First Merchants Corp.	43,646	$1,734,928
First Midwest Bancorp. Inc.	63,272	1,261,644
First Republic Bank/CA	34,467	3,821,701
Fulton Financial Corp.	151,274	2,491,483
Glacier Bancorp. Inc.	67,075	2,841,968
Great Western Bancorp. Inc.	31,569	932,864
Home BancShares Inc./AR	129,346	2,473,095
Hope Bancorp Inc.	120,902	1,681,142
Huntington Bancshares Inc./OH	1,238,755	16,809,905
Independent Bank Corp.	20,949	1,512,518
Independent Bank Group Inc.	18,785	1,005,373
Investors Bancorp. Inc.	251,531	3,039,752
JPMorgan Chase & Co.	2,301,881	304,676,969
KeyCorp	1,143,519	21,395,240
NBT Bancorp. Inc.	27,811	1,050,978
PNC Financial Services Group Inc. (The)	399,994	59,419,109
Popular Inc.	60,627	3,392,687
Prosperity Bancshares Inc.	67,304	4,724,741
Regions Financial Corp.	1,111,258	17,302,287
ServisFirst Bancshares Inc.	22,555	828,896
Simmons First National Corp., Class A	69,300	1,661,814
South State Corp.	22,600	1,708,786
Synovus Financial Corp.	137,959	4,831,324
TCF Financial Corp.	148,471	6,277,354
TowneBank/Portsmouth VA	49,692	1,319,323
Truist Financial Corp.	777,294	40,085,052
U.S. Bancorp.	1,230,195	65,470,978
UMB Financial Corp.	23,300	1,548,518
United Community Banks Inc./GA	19,413	542,011
Webster Financial Corp.	89,092	3,996,667
Wells Fargo & Co.	4,655,828	218,544,566
WesBanco Inc.	67,551	2,237,289
Westamerica Bancorp.	19,191	1,215,942
Wintrust Financial Corp.	25,552	1,616,930
Zions Bancorp. N.A.	146,216	6,651,366

		1,195,865,839

Beverages — 3.7%
Brown-Forman Corp., Class A	19,521	1,254,615
Brown-Forman Corp., Class B, NVS	57,251	3,872,458
Coca-Cola Co. (The)	3,453,212	201,667,581
Constellation Brands Inc., Class A	83,265	15,678,799
PepsiCo Inc.	1,178,801	167,413,318

		389,886,771

Biotechnology — 1.8%
Amgen Inc.	450,168	97,258,797
Gilead Sciences Inc.	1,420,726	89,789,883

		187,048,680

Building Products — 0.2%
AAON Inc.	9,758	511,709
Advanced Drainage Systems Inc.	16,409	682,122
Allegion PLC	24,334	3,146,873
AO Smith Corp.	88,161	3,763,593
Fortune Brands Home & Security Inc.	57,135	3,925,746
Lennox International Inc.	12,954	3,018,023
Masco Corp.	101,855	4,840,149
Owens Corning	45,067	2,726,103
Simpson Manufacturing Co. Inc.	14,228	1,176,229
Universal Forest Products Inc.	14,624	700,490

		24,491,037

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets — 3.9%
Ameriprise Financial Inc.	93,333	$15,438,212
Bank of New York Mellon Corp. (The)	645,334	28,898,056
BlackRock Inc.(a)	95,086	50,143,602
CME Group Inc.	158,884	34,495,305
Cohen & Steers Inc.	14,300	1,057,914
Eaton Vance Corp., NVS	110,217	5,042,428
Evercore Inc., Class A	37,833	2,898,764
FactSet Research Systems Inc.	12,182	3,485,392
Franklin Resources Inc.	342,306	8,660,342
Goldman Sachs Group Inc. (The)	221,435	52,646,171
Intercontinental Exchange Inc.	202,105	20,157,953
Legg Mason Inc.	108,229	4,237,165
MarketAxess Holdings Inc.	6,137	2,173,603
Moody’s Corp.	42,153	10,824,469
Morgan Stanley	1,076,315	56,248,222
MSCI Inc.	26,681	7,625,430
Nasdaq Inc.	63,032	7,340,707
Northern Trust Corp.	168,045	16,436,481
Raymond James Financial Inc.	56,882	5,200,721
S&P Global Inc.	62,374	18,321,115
SEI Investments Co.	39,173	2,556,430
State Street Corp.	299,979	22,687,412
T Rowe Price Group Inc.	175,385	23,419,159
TD Ameritrade Holding Corp.	194,877	9,252,760

		409,247,813

Chemicals — 1.8%
Air Products & Chemicals Inc.	134,893	32,200,308
Albemarle Corp.	72,586	5,827,204
Ashland Global Holdings Inc.	27,101	2,004,932
Balchem Corp.	4,688	506,398
Cabot Corp.	51,504	2,052,434
Celanese Corp.	75,632	7,827,912
Eastman Chemical Co.	133,398	9,507,275
Ecolab Inc.	75,825	14,870,041
HB Fuller Co.	21,216	980,391
Innospec Inc.	7,900	795,767
International Flavors & Fragrances Inc.	71,989	9,438,478
Linde PLC	278,472	56,566,017
NewMarket Corp.	3,549	1,560,211
PolyOne Corp.	58,722	1,948,396
PPG Industries Inc.	110,322	13,220,989
Quaker Chemical Corp.	4,123	684,500
RPM International Inc.	76,277	5,443,890
Scotts Miracle-Gro Co. (The)	26,748	3,283,050
Sensient Technologies Corp.	31,157	1,861,631
Sherwin-Williams Co. (The)	19,603	10,918,675
Stepan Co.	7,707	760,296
Valvoline Inc.	118,804	2,504,388
Westlake Chemical Corp.	15,856	970,387

		185,733,570

Commercial Services & Supplies — 0.6%
ABM Industries Inc.	37,851	1,443,637
Brady Corp., Class A, NVS	23,349	1,292,834
Cintas Corp.	24,829	6,926,546
Healthcare Services Group Inc.	75,043	1,921,101
Herman Miller Inc.	31,527	1,218,519
HNI Corp.	39,310	1,413,981
KAR Auction Services Inc.	145,877	3,066,334
McGrath RentCorp.	14,486	1,120,057

Security	Shares	Value

Commercial Services & Supplies (continued)
Mobile Mini Inc.	39,197	$1,636,083
MSA Safety Inc.	14,323	1,942,199
Republic Services Inc.	116,798	11,101,650
Rollins Inc.	53,562	2,032,678
Tetra Tech Inc.	11,212	959,747
Waste Management Inc.	217,330	26,449,061

		62,524,427

Communications Equipment — 1.9%
Cisco Systems Inc.	4,060,825	186,676,125
Motorola Solutions Inc.	70,819	12,534,963

		199,211,088

Construction & Engineering — 0.0%
Comfort Systems USA Inc.	9,188	426,323

Construction Materials — 0.1%
Vulcan Materials Co.	35,113	4,973,054

Consumer Finance — 0.5%
American Express Co.	293,439	38,108,923
Discover Financial Services	201,658	15,150,565
Nelnet Inc., Class A	8,392	480,526

		53,740,014

Containers & Packaging — 0.2%
AptarGroup Inc.	24,969	2,884,169
Avery Dennison Corp.	45,543	5,977,063
Packaging Corp. of America	81,441	7,797,976
Silgan Holdings Inc.	34,033	1,050,258
Sonoco Products Co.	85,625	4,892,613

		22,602,079

Distributors — 0.1%
Genuine Parts Co.	129,424	12,110,204
Pool Corp.	12,894	2,827,654

		14,937,858

Diversified Consumer Services — 0.0%
Service Corp. International	89,500	4,291,525

Diversified Telecommunication Services — 2.9%
Verizon Communications Inc.	5,039,049	299,521,073

Electric Utilities — 2.9%
ALLETE Inc.	46,105	3,848,845
Alliant Energy Corp.	192,416	11,421,814
American Electric Power Co. Inc.	454,370	47,354,441
Edison International	370,090	28,330,390
El Paso Electric Co.	28,139	1,915,985
Entergy Corp.	188,799	24,830,844
Evergy Inc.	229,464	16,558,122
Eversource Energy	257,583	23,810,973
IDACORP Inc.	39,016	4,377,205
MGE Energy Inc.	19,027	1,520,828
NextEra Energy Inc.	313,665	84,124,953
OGE Energy Corp.	217,822	9,987,139
Otter Tail Corp.	34,758	1,861,638
Pinnacle West Capital Corp.	124,899	12,201,383
PNM Resources Inc.	56,686	3,074,082
Portland General Electric Co.	76,138	4,682,487
Xcel Energy Inc.	413,526	28,611,864

		308,512,993

Electrical Equipment — 0.9%
Eaton Corp. PLC	386,456	36,508,498

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Emerson Electric Co.	491,676	$35,218,752
Hubbell Inc.	40,897	5,857,677
nVent Electric PLC	135,681	3,378,457
Regal Beloit Corp.	18,755	1,471,517
Rockwell Automation Inc.	71,095	13,626,068

		96,060,969

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	85,338	8,488,571
Badger Meter Inc.	10,073	594,911
CDW Corp./DE	49,732	6,487,539
Cognex Corp.	21,546	1,098,200
Corning Inc.	675,099	18,018,392
Dolby Laboratories Inc., Class A	26,817	1,859,491
FLIR Systems Inc.	53,049	2,734,146
Littelfuse Inc.	7,780	1,376,360
SYNNEX Corp.	14,628	2,015,153
TE Connectivity Ltd.	200,840	18,513,431

		61,186,194

Entertainment — 0.9%
Activision Blizzard Inc.	152,041	8,891,358
Walt Disney Co. (The)	650,211	89,930,683

		98,822,041

Food & Staples Retailing — 1.9%
Casey’s General Stores Inc.	9,723	1,564,042
Costco Wholesale Corp.	117,257	35,824,359
Kroger Co. (The)	552,206	14,832,253
Sysco Corp.	292,319	24,011,083
Walgreens Boots Alliance Inc.	724,165	36,823,790
Walmart Inc.	766,529	87,759,905

		200,815,432

Food Products — 1.6%
Archer-Daniels-Midland Co.	533,474	23,878,296
Bunge Ltd.	156,602	8,210,643
Flowers Foods Inc.	204,926	4,412,057
Hershey Co. (The)	92,956	14,423,982
Hormel Foods Corp.	154,985	7,324,591
Ingredion Inc.	57,865	5,092,120
J&J Snack Foods Corp.	4,825	800,178
JM Smucker Co. (The)	116,632	12,084,242
Kellogg Co.	259,300	17,686,853
Lancaster Colony Corp.	9,880	1,527,942
McCormick & Co. Inc./MD, NVS	49,795	8,135,009
Mondelez International Inc., Class A	922,737	52,946,649
Tyson Foods Inc., Class A	169,165	13,978,104

		170,500,666

Gas Utilities — 0.4%
Atmos Energy Corp.	76,686	8,974,563
National Fuel Gas Co.	99,033	4,277,235
New Jersey Resources Corp.	79,074	3,267,338
ONE Gas Inc.	35,336	3,339,252
South Jersey Industries Inc.	104,733	3,225,776
Southwest Gas Holdings Inc.	47,744	3,605,149
Spire Inc.	45,901	3,870,372
UGI Corp.	189,201	7,868,870

		38,428,555

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	806,118	70,245,123
Baxter International Inc.	163,651	14,600,942

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.	96,359	$26,516,070
Cantel Medical Corp.	3,850	250,481
Danaher Corp.	87,707	14,109,425
Dentsply Sirona Inc.	47,703	2,671,368
Hill-Rom Holdings Inc.	15,939	1,697,344
Medtronic PLC	784,923	90,611,511
ResMed Inc.	45,100	7,169,547
Steris PLC	24,929	3,756,551
Stryker Corp.	102,102	21,512,891
West Pharmaceutical Services Inc.	9,828	1,532,677

		254,673,930

Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	85,004	7,272,942
Anthem Inc.	88,215	23,401,675
Cardinal Health Inc.	319,878	16,380,952
Chemed Corp.	1,376	642,647
Encompass Health Corp.	47,241	3,638,974
Ensign Group Inc. (The)	8,145	368,154
Humana Inc.	26,062	8,763,087
McKesson Corp.	64,324	9,173,246
Quest Diagnostics Inc.	82,432	9,122,749
U.S. Physical Therapy Inc.	4,018	470,669
UnitedHealth Group Inc.	441,808	120,370,590

		199,605,685

Hotels, Restaurants & Leisure — 2.7%
Aramark	76,731	3,386,906
Bloomin’ Brands Inc.	47,682	990,355
Brinker International Inc.	42,807	1,827,431
Cheesecake Factory Inc. (The)	44,249	1,699,162
Cracker Barrel Old Country Store Inc.	25,206	3,854,754
Darden Restaurants Inc.	111,367	12,966,460
Domino’s Pizza Inc.	11,021	3,105,167
Dunkin’ Brands Group Inc.	51,022	3,984,308
Marriott International Inc./MD, Class A	111,506	15,617,530
Marriott Vacations Worldwide Corp.	16,989	2,042,757
McDonald’s Corp.	589,726	126,183,672
Royal Caribbean Cruises Ltd.	131,535	15,400,118
Starbucks Corp.	685,589	58,158,515
Texas Roadhouse Inc.	41,455	2,590,938
Wendy’s Co. (The)	124,636	2,700,862
Wyndham Destinations Inc.	101,535	4,927,494
Wyndham Hotels & Resorts Inc.	57,826	3,305,912
Yum! Brands Inc.	155,894	16,488,908

		279,231,249

Household Durables — 0.2%
DR Horton Inc.	127,448	7,544,922
Leggett & Platt Inc.	123,459	5,875,414
Whirlpool Corp.	63,006	9,209,587

		22,629,923

Household Products — 3.3%
Church & Dwight Co. Inc.	97,954	7,270,146
Clorox Co. (The)	106,049	16,682,568
Colgate-Palmolive Co.	661,849	48,831,219
Energizer Holdings Inc.	46,205	2,137,443
Kimberly-Clark Corp.	313,482	44,903,162
Procter & Gamble Co. (The)	1,812,773	225,907,771
WD-40 Co.	5,196	970,717

		346,703,026

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	580,381	$11,526,367
Ormat Technologies Inc.	8,970	710,962

		12,237,329

Industrial Conglomerates — 1.7%
3M Co.	594,115	94,262,286
Carlisle Companies Inc.	21,715	3,392,534
Honeywell International Inc.	445,425	77,156,519
Roper Technologies Inc.	16,818	6,418,758

		181,230,097

Insurance — 3.2%
Aflac Inc.	456,093	23,520,716
Allstate Corp. (The)	181,822	21,553,180
American Equity Investment Life Holding Co.	22,202	586,355
American Financial Group Inc./OH	37,148	4,041,331
Aon PLC	61,220	13,483,705
Argo Group International Holdings Ltd.	20,152	1,321,971
Arthur J Gallagher & Co.	102,862	10,550,555
Assurant Inc.	35,766	4,669,609
Assured Guaranty Ltd.	43,530	1,995,415
Axis Capital Holdings Ltd.	70,012	4,498,271
Brown & Brown Inc.	61,260	2,750,574
Chubb Ltd.	272,460	41,411,195
Cincinnati Financial Corp.	97,733	10,257,078
CNO Financial Group Inc.	115,154	2,025,559
Erie Indemnity Co., Class A, NVS	11,657	1,940,890
Everest Re Group Ltd.	25,586	7,076,320
Fidelity National Financial Inc.	231,823	11,301,371
First American Financial Corp.	91,872	5,694,227
Globe Life Inc.	19,990	2,084,157
Hanover Insurance Group Inc. (The)	20,994	2,909,349
Hartford Financial Services Group Inc. (The)	215,611	12,781,420
Horace Mann Educators Corp.	18,631	801,319
Lincoln National Corp.	155,397	8,466,029
Marsh & McLennan Companies Inc.	256,042	28,640,858
MetLife Inc.	864,076	42,953,218
Old Republic International Corp.	309,740	6,984,637
Primerica Inc.	12,830	1,521,125
Principal Financial Group Inc.	321,509	17,023,902
Reinsurance Group of America Inc.	32,367	4,662,466
RenaissanceRe Holdings Ltd.	9,311	1,763,876
RLI Corp.	12,953	1,204,759
Selective Insurance Group Inc.	24,834	1,645,253
Travelers Companies Inc. (The)	192,172	25,293,679
Unum Group	238,389	6,362,602
WR Berkley Corp.	28,797	2,117,443

		335,894,414

Internet & Direct Marketing Retail — 0.1%
Expedia Group Inc.	51,352	5,569,124

IT Services — 2.6%
Accenture PLC, Class A	305,040	62,597,258
Automatic Data Processing Inc.	248,314	42,558,536
Booz Allen Hamilton Holding Corp.	65,554	5,115,834
Broadridge Financial Solutions Inc.	62,454	7,441,394
CSG Systems International Inc.	15,930	793,633
Fidelity National Information Services Inc.	192,057	27,590,909
Jack Henry & Associates Inc.	25,600	3,828,224
Mastercard Inc., Class A	122,897	38,828,078
TTEC Holdings Inc.	7,066	280,662

Security	Shares	Value

IT Services (continued)
Visa Inc., Class A	344,392	$68,523,676
Western Union Co. (The)	384,844	10,352,304

		267,910,508

Leisure Products — 0.2%
Brunswick Corp./DE	43,313	2,722,222
Hasbro Inc.	103,446	10,538,044
Polaris Inc.	42,767	3,927,721

		17,187,987

Machinery — 2.1%
AGCO Corp.	16,667	1,169,023
Barnes Group Inc.	15,021	948,877
Caterpillar Inc.	487,126	63,984,000
Cummins Inc.	137,640	22,018,271
Donaldson Co. Inc.	57,376	2,974,946
Dover Corp.	76,523	8,712,143
Franklin Electric Co. Inc.	12,957	747,489
Graco Inc.	64,779	3,443,004
Hillenbrand Inc.	49,415	1,434,517
IDEX Corp.	28,081	4,601,072
Illinois Tool Works Inc.	215,647	37,733,912
Ingersoll-Rand PLC	116,778	15,558,333
ITT Inc.	21,448	1,438,732
Lincoln Electric Holdings Inc.	37,084	3,307,151
Mueller Water Products Inc., Class A	83,752	975,711
Nordson Corp.	14,138	2,387,343
Oshkosh Corp.	27,186	2,339,083
PACCAR Inc.	165,366	12,271,811
Pentair PLC	80,510	3,456,294
Snap-on Inc.	43,329	6,916,608
Stanley Black & Decker Inc.	79,689	12,696,848
Terex Corp.	31,131	789,171
Timken Co. (The)	43,424	2,281,063
Toro Co. (The)	36,181	2,895,204
Trinity Industries Inc.	92,953	1,889,734
Watts Water Technologies Inc., Class A	8,806	878,046
Woodward Inc.	8,973	1,043,650
Xylem Inc./NY	67,966	5,550,104

		224,442,140

Marine — 0.0%
Matson Inc.	30,694	1,105,291

Media — 1.5%
Cable One Inc.	856	1,458,650
Comcast Corp., Class A	2,739,412	118,315,204
Interpublic Group of Companies Inc. (The)	485,497	11,020,782
John Wiley & Sons Inc., Class A	37,686	1,643,863
Nexstar Media Group Inc., Class A	23,857	2,890,276
Omnicom Group Inc.	212,145	15,976,640
Sinclair Broadcast Group Inc., Class A	51,098	1,528,852

		152,834,267

Metals & Mining — 0.3%
Kaiser Aluminum Corp.	10,535	1,055,080
Nucor Corp.	252,607	11,996,307
Reliance Steel & Aluminum Co.	37,074	4,256,095
Royal Gold Inc.	18,660	2,151,871
Steel Dynamics Inc.	183,616	5,486,446
Worthington Industries Inc.	26,495	974,486

		25,920,285

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 1.9%
Ameren Corp.	188,003	$15,425,646
Black Hills Corp.	51,611	4,285,261
CMS Energy Corp.	213,754	14,644,287
Consolidated Edison Inc.	339,951	31,955,394
DTE Energy Co.	167,240	22,177,696
MDU Resources Group Inc.	168,635	4,993,282
NiSource Inc.	335,941	9,846,431
NorthWestern Corp.	50,159	3,860,738
Public Service Enterprise Group Inc.	493,695	29,226,744
Sempra Energy	216,190	34,728,762
WEC Energy Group Inc.	251,637	25,136,020

		196,280,261

Multiline Retail — 0.4%
Dollar General Corp.	64,543	9,901,542
Target Corp.	324,810	35,969,459

		45,871,001

Oil, Gas & Consumable Fuels — 3.6%
Chevron Corp.	2,352,053	251,998,958
Marathon Petroleum Corp.	739,531	40,304,440
Phillips 66	435,437	39,785,879
Valero Energy Corp.	486,468	41,014,117

		373,103,394

Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	64,757	12,637,976
Inter Parfums Inc.	9,405	649,979
Nu Skin Enterprises Inc., Class A	65,530	2,135,623

		15,423,578

Pharmaceuticals — 8.8%
Bristol-Myers Squibb Co.	1,864,061	117,342,640
Eli Lilly & Co.	547,601	76,467,004
Johnson & Johnson	2,152,323	320,416,325
Merck & Co. Inc.	1,916,133	163,714,404
Perrigo Co. PLC	64,303	3,667,843
Pfizer Inc.	6,305,733	234,825,497
Zoetis Inc.	76,959	10,328,667

		926,762,380

Professional Services — 0.1%
Exponent Inc.	16,455	1,197,431
Insperity Inc.	17,360	1,516,743
ManpowerGroup Inc.	41,135	3,763,441
Robert Half International Inc.	72,384	4,210,577

		10,688,192

Real Estate Management & Development — 0.0%
Jones Lang LaSalle Inc.	8,617	1,463,339

Road & Rail — 1.1%
CSX Corp.	323,239	24,676,065
JB Hunt Transport Services Inc.	24,471	2,641,155
Landstar System Inc.	8,512	942,704
Union Pacific Corp.	474,260	85,091,729
Werner Enterprises Inc.	13,237	487,916

		113,839,569

Semiconductors & Semiconductor Equipment — 5.7%
Analog Devices Inc.	208,373	22,868,937
Broadcom Inc.	399,430	121,890,059
Intel Corp.	2,951,411	188,683,705
KLA Corp.	97,954	16,234,896
Lam Research Corp.	73,107	21,801,238

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Microchip Technology Inc.	106,294	$10,361,539
MKS Instruments Inc.	12,345	1,294,003
NVIDIA Corp.	54,348	12,849,498
Power Integrations Inc.	8,018	783,118
QUALCOMM Inc.	982,693	83,833,540
Skyworks Solutions Inc.	83,832	9,485,591
Texas Instruments Inc.	821,812	99,151,618
Xilinx Inc.	120,522	10,181,698

		599,419,440

Software — 4.1%
Intuit Inc.	66,183	18,556,390
j2 Global Inc.	26,984	2,586,686
Microsoft Corp.	2,056,225	350,031,182
Oracle Corp.	1,135,941	59,580,105

		430,754,363

Specialty Retail — 3.2%
Best Buy Co. Inc.	167,521	14,187,353
Dick’s Sporting Goods Inc.	45,566	2,015,384
Foot Locker Inc.	132,744	5,040,290
Group 1 Automotive Inc.	6,017	606,333
Home Depot Inc. (The)	850,126	193,913,741
Lithia Motors Inc., Class A	5,037	683,219
Lowe’s Companies Inc.	436,652	50,756,428
Monro Inc.	11,894	745,754
Penske Automotive Group Inc.	31,926	1,499,564
Ross Stores Inc.	98,244	11,021,994
Tiffany & Co.	57,449	7,699,315
TJX Companies Inc. (The)	557,340	32,905,354
Tractor Supply Co.	52,367	4,867,513
Williams-Sonoma Inc.	65,350	4,579,728

		330,521,970

Technology Hardware, Storage & Peripherals — 3.6%
Apple Inc.	1,145,505	354,545,252
NetApp Inc.	227,924	12,171,142
Xerox Holdings Corp.(b)	157,728	5,610,385

		372,326,779

Textiles, Apparel & Luxury Goods — 0.5%
Carter’s Inc.	27,149	2,879,695
Columbia Sportswear Co.	9,573	899,096
NIKE Inc., Class B	381,901	36,777,066
VF Corp.	185,903	15,424,372

		55,980,229

Thrifts & Mortgage Finance — 0.0%
Provident Financial Services Inc.	69,431	1,583,721
Washington Federal Inc.	55,047	1,871,598
WSFS Financial Corp.	19,250	767,883

		4,223,202

Trading Companies & Distributors — 0.3%
Air Lease Corp.	35,068	1,505,820
Aircastle Ltd.	62,188	1,995,613
Applied Industrial Technologies Inc.	22,247	1,436,489
Fastenal Co.	421,421	14,699,164
GATX Corp.	23,997	1,826,892
MSC Industrial Direct Co. Inc., Class A	56,337	3,834,860
WW Grainger Inc.	23,462	7,101,243

		32,400,081

Water Utilities — 0.2%
American States Water Co.	16,714	1,480,192

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities (continued)
American Water Works Co. Inc.	90,453	$12,319,699
California Water Service Group	24,272	1,275,736
Essential Utilities Inc.	133,847	6,952,013
SJW Group	13,140	963,819

		22,991,459

Wireless Telecommunication Services — 0.0%
Shenandoah Telecommunications Co.	12,840	518,094

Total Common Stocks — 99.7% (Cost: $9,195,083,771)		10,459,565,962

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(a)(c)	22,160,000	22,160,000

Total Short-Term Investments — 0.2% (Cost: $22,160,000)		22,160,000

Total Investments in Securities — 99.9% (Cost: $9,217,243,771)		10,481,725,962

Other Assets, Less Liabilities — 0.1%		14,370,108

Net Assets — 100.0%		$10,496,096,070

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,714,798	11,445,202	(b)	—	22,160,000	$22,160,000	$244,459	$—		$—
BlackRock Inc.	75,336	47,055		(27,305)	95,086	50,143,602	906,342	455,357		4,598,161

						$72,303,602	$1,150,801	$455,357		$4,598,161

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	212	03/20/20	$34,174	$(77)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core Dividend Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,459,565,962	$—	$—	$10,459,565,962
Money Market Funds	22,160,000	—	—	22,160,000

	$10,481,725,962	$—	$—	$10,481,725,962

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(77)	$—	$—	$(77)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares